Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Other assets
Cash collateral on derivative instruments	SFr 7,659	SFr 7,741
Cash collateral on non-derivative transactions	395	635
Derivative instruments used for hedging	212	131
Assets held-for-sale	8,020	7,077
of which loans	7,924	7,046
allowance for loans held-for-sale	(44)	(48)
of which real estate	94	27
of which long-lived assets	2	4
Premises, equipment and right-of-use assets	7,305	7,376
Assets held for separate accounts	98	102
Interest and fees receivable	2,884	4,255
Deferred tax assets	3,707	3,667
Prepaid expenses	509	448
of which cloud computing arrangement implementation costs	52	38
Failed purchases	1,307	1,451
Defined benefit pension and post-retirement plan assets	4,215	2,872
Other	4,920	3,882
Other assets	41,231	39,637
Other liabilities
Cash collateral on derivative instruments	5,533	7,831
Cash collateral on non-derivative transactions	528	174
Derivative instruments used for hedging	10	45
Operating Lease, Liability	2,591	2,759
Provisions	1,925	2,080
of which off-balance sheet risk	257	311
Restructuring liabilities	19	52	SFr 346
Liabilities held for separate accounts	98	102
Interest and fees payable	3,969	4,297
Current tax liabilities	685	555
Deferred tax liabilities	754	530
Failed sales	1,736	1,120
Defined benefit pension and post-retirement plan liabilities	353	410
Other	4,443	11,479
Other liabilities	22,644	31,434
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	391	262
Foreclosed or repossessed real estate	8	8
Foreclosed or repossessed residential real estate	8	8
Other assets, held at amortized cost, Allowance for Credit Loss	30	43
Bank
Other assets
Cash collateral on derivative instruments	7,659	7,741
Cash collateral on non-derivative transactions	395	635
Derivative instruments used for hedging	212	131
Assets held-for-sale	8,020	7,077
of which loans	7,924	7,046
allowance for loans held-for-sale	(44)	(48)
of which real estate	94	27
of which long-lived assets	2	4
Premises, equipment and right-of-use assets	6,140	6,213
Assets held for separate accounts	98	102
Interest and fees receivable	2,934	4,397
Deferred tax assets	3,666	3,630
Prepaid expenses	394	367
of which cloud computing arrangement implementation costs	46	32
Failed purchases	1,307	1,451
Defined benefit pension and post-retirement plan assets	974	975
Other	4,916	3,855
Other assets	36,715	36,574
Other liabilities
Cash collateral on derivative instruments	5,533	7,831
Cash collateral on non-derivative transactions	528	174
Derivative instruments used for hedging	10	45
Operating Lease, Liability	1,861	1,981
Provisions	1,912	2,067
of which off-balance sheet risk	257	311
Restructuring liabilities	19	49	SFr 342
Liabilities held for separate accounts	98	102
Interest and fees payable	3,930	4,397
Current tax liabilities	671	542
Deferred tax liabilities	122	157
Failed sales	1,736	1,120
Defined benefit pension and post-retirement plan liabilities	343	403
Other	4,546	11,472
Other liabilities	21,309	30,340
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	391	262
Foreclosed or repossessed real estate	8	8
Foreclosed or repossessed residential real estate	8	8
Other assets, held at amortized cost, Allowance for Credit Loss	SFr 28	SFr 41